BORROWINGS - Corporate Borrowings credit facilities and medium term notes narrative (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jun. 12, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Sep. 13, 2019 USD ($)	Sep. 13, 2019 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial papers issued		$ 500,000,000		$ 500,000,000
Unsecured Revolving Credit Facility | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted-average Interest rate (%)		2.00%		2.00%
Placed funds on deposit		$ 600,000,000		$ 600,000,000
Interest income on deposits				6,000,000	$ 8,000,000
Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		$ 1,808,000,000		$ 1,808,000,000	$ 1,613,000,000
Weighted-average Interest rate (%)		4.10%		4.10%	4.40%
Corporate Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		$ 2,107,000,000		$ 2,107,000,000	$ 2,334,000,000
Borrowings		$ 2,100,000,000		$ 2,100,000,000	2,328,000,000					$ 2,552,000,000
Available portion of corporate credit facilities | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value	$ 1,700,000,000.0
Debt instrument, term, extension	1 year	1 year
Weighted-average Interest rate (%)		1.20%		1.20%
Authorized letter of credit facility | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		$ 400,000,000	$ 400,000,000	$ 400,000,000
Line of credit, increase in borrowing capacity			$ 100,000,000
Bi-Lateral Sustainability Linked Revolving Corporate Credit Facility | Brookfield Renewable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		50,000,000		50,000,000
Series 12 | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		$ 231,000,000		$ 231,000,000	$ 0
Weighted-average Interest rate (%)		3.40%		3.40%	0.00%			3.38%	3.38%
Borrowings								$ 227,000,000	$ 300
Series 13 | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		$ 231,000,000		$ 231,000,000	$ 0
Weighted-average Interest rate (%)		4.30%		4.30%	0.00%			4.29%	4.29%
Borrowings								$ 227,000,000	$ 300
Series 7 | Medium Term Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying value		$ 0		$ 0	$ 330,000,000
Weighted-average Interest rate (%)		0.00%		0.00%	5.10%
Series 7 | Corporate Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings						$ 341,000,000	$ 450